Financial instruments - Fair values and risk management - Aging of trade and other receivables (Details) - Credit risk - Loans and receivables - Trade and other receivables - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	$ 305,726	$ 136,797
Not past due
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	262,795	124,243
Past due 0-30 days
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	19,463	2,071
Past due 31-365 days
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	20,169	9,784
More than 1 year
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	$ 3,299	$ 699